PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Cash Flows (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Operating activities:
Net cash used in operating activities	¥ 16,238	¥ 56,104
Investing activities:
Net cash used in investing activities	(3,884,836)	(1,373,593)
Financing activities:
Proceeds from long-term borrowings	2,702,543	2,741,183
Payment of issuance cost of borrowings	(55,677)	(119,832)
Proceeds from exercise of stock options	77,415	43,508
Net proceeds from issuance of ordinary shares	3,560,004	2,982,242
Net proceeds from issuance of redeemable preferred shares		989,349
Payment of redeemable preferred shares dividends	(40,068)	(11,458)
Net cash provided by financing activities	5,872,392	4,769,377
Effect of exchange rate changes on cash and restricted cash	49,487	113,320
Net increase in cash and restricted cash	2,053,281	3,565,208
Cash and restricted cash at beginning of period	5,973,262	2,284,748	¥ 2,284,748
Cash and restricted cash at end of period	8,026,543	5,849,956	5,973,262
Supplemental disclosures of cash flow information
Interest paid	488,256	383,423
Supplemental disclosures of non-cash investing and financing activities
Settlement of liability-classified restricted share award	4,675	3,627
Parent Company | Reportable Legal Entities
Operating activities:
Net cash used in operating activities	(60,886)	(39,268)
Investing activities:
Increase of due from subsidiaries	(1,843,512)	(1,506,159)
Net cash used in investing activities	(1,843,512)	(1,506,159)
Financing activities:
Proceeds from long-term borrowings		268,100
Payment of issuance cost of borrowings	(10,619)
Proceeds from exercise of stock options	77,415	43,508
Net proceeds from issuance of ordinary shares	3,560,004	2,982,242
Net proceeds from issuance of redeemable preferred shares		989,349
Payment of redeemable preferred shares dividends	(40,068)	(11,458)
Net cash provided by financing activities	3,586,732	4,271,741
Effect of exchange rate changes on cash and restricted cash	38,598	84,356
Net increase in cash and restricted cash	1,720,932	2,810,670
Cash and restricted cash at beginning of period	2,587,613	817,488	817,488
Cash and restricted cash at end of period	4,308,545	3,628,158	¥ 2,587,613
Supplemental disclosures of cash flow information
Interest paid	45,692	41,006
Supplemental disclosures of non-cash investing and financing activities
Settlement of liability-classified restricted share award	¥ 4,675	¥ 3,627